Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,300,000	2,000,000
Common stock, shares outstanding	2,300,000	2,000,000